Warrant Liability - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Class of Warrant or Right [Line Items]
Exercise of Series A-1 warrants, shares	69,675
Warrants cancelled, as payment for net exercise of convertible preferred stock	12,478
Series A- 1 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of Series A-1 convertible preferred stock, per share | $ / shares	$ 5.978
Convertible preferred stock warrants expired due to unexercised	46,106